ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES	12. ACCRUED EXPENSES
(in thousands of $)	2011	2010
Voyage expenses	2,315	584
Ship operating expenses	1,329	1,916
Administrative expenses	295	515
Interest expense	575	499
	4,514	3,514